Trade Receivables and Contract Assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables And Contract Assets [Line Items]
Allowance for expected credit losses	€ 6,656	€ 5,961	€ 6,544
Contract assets	172,580	103,417
Contract assets gross	360,433	235,794
Invoices issued to customers as advances	187,853	132,377
IFRS 9
Trade Receivables And Contract Assets [Line Items]
Allowance for expected credit losses	€ 6,656	€ 5,961
Bottom of Range
Trade Receivables And Contract Assets [Line Items]
Trade receivables term	60 days
Top of Range
Trade Receivables And Contract Assets [Line Items]
Trade receivables term	90 days